Organization and Nature of Operations	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

MMTEC, INC. ("MMTEC", the "Company") was incorporated on January 4, 2018 under the laws of the British Virgin Islands ("BVI"). On March 19, 2018, MMTEC acquired a wholly owned subsidiary, MM Future Technology Limited ("MM Future"). MM Future was incorporated in Hong Kong on October 31, 2017 for the purpose of being a holding company for the equity interest in Gujia (Beijing) Technology Co., Ltd. ("Gujia").

Other than the equity interest in MM Future, MMTEC does not conduct any operations or own any material assets or liabilities. MM Future does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of Gujia which it acquired on January 29, 2018.

Gujia was incorporated in People's Republic of China ("PRC") on June 9, 2015. Gujia is a technology provider, operates as an internet business platform to support operations. Gujia provides investment services to the U.S. securities markets for PRC investors and provides technical services to Chinese financial institutions to help them be able to provide investment services in the U.S. securities markets for their clients.

On November 6, 2017, Gujia acquired a wholly-owned subsidiary Meimei Zhengtong (Beijing) Technology Ltd. ("Meimei Zhengtong") which was dissolved in July 2018.

On March 28, 2018, the Company acquired 24.9% of MMBD Trading Limited. ("MMBD Trading"). MMBD Trading was incorporated on March 4, 2016 under the laws of the British Virgin Islands. The remaining 75.1% of MMBD Trading was owned by 36.4% shareholders of the Company. MMBD Trading acquired a wholly owned subsidiary, MM iGlobal Inc. ("MM iGlobal") on August 16, 2017. MMBD Trading does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of MM iGlobal. MM iGlobal was incorporated in the State of Illinois on September 25, 1997 as Feil Daily Investment Co. which was changed to Whitewood Group Inc. in 2011. Whitewood Group Inc. was changed to MM iGlobal Inc. in 2017. MM iGlobal operates as a securities broker/dealer in New York City.

On April 20, 2018, the Company incorporated MM Fund Services Limited ("MM Fund"), a Cayman Islands company, for the purpose of providing administration services to the private equity funds industry. MM Fund is dormant as of December 31, 2018.

On May 28, 2018, the Company incorporated MM Capital Management Limited ("MM Capital"), a Cayman Islands company, for the purpose of providing assets management and investment services to clients. MM Capital is dormant as of December 31, 2018.

On August 8, 2018, the Company incorporated MM Fund SPC ("MM SPC"), a Cayman Islands company, for the purpose of providing asset management services to clients. MM SPC is a wholly-owned subsidiary of MM Capital and is dormant as of December 31, 2018.

Immediately before and after the acquisitions above mentioned, the shareholders of MMTEC controlled MM Future, Gujia, MM Fund, MM Capital and MM SPC. Therefore, those entities are under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. The historical cost of MM Future, Gujia, MM Fund, MM Capital and MM SPC are carried forward. MMTEC and its consolidated subsidiaries and collectively referred to herein as the "Company", "we" or "us", unless specific reference is made to an entity.